Schedule of Notes Payable with Third Parties (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Repayments	$ (680,110)
Vehicles [Member] | Third Party [Member]
Property, Plant and Equipment [Line Items]
Balance - December 31, 2022	2,009,896	$ 476,313	$ 476,313
Acquisition of vehicles in exchange for notes payable			2,166,643
Repayments	(629,936)		(633,060)
Balance - September 30, 2023	$ 1,379,960		$ 2,009,896